                        ANNUAL REPORT
--------------------------------------------
     October 31, 1995



                NEUBERGER&BERMAN
                INCOME FUNDS -SM-

     NEUBERGER&BERMAN
                GOVERNMENT MONEY FUND
     NEUBERGER&BERMAN
                CASH RESERVES
     NEUBERGER&BERMAN
                ULTRA SHORT BOND FUND
     NEUBERGER&BERMAN
                LIMITED MATURITY BOND FUND
     NEUBERGER&BERMAN
                GOVERNMENT INCOME FUND

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER            4

    RATINGS SUMMARY               8

    GROWTH OF A DOLLAR
    CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Ultra Short Bond Fund            10
Limited Maturity Bond
 Fund                            11
Government Income Fund           12

    REPORT OF
    INDEPENDENT AUDITORS         13

    FINANCIAL STATEMENTS         14

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund            25
Cash Reserves                    26
Ultra Short Bond Fund            27
Limited Maturity Bond
 Fund                            28
Government Income Fund           29

    THE PORTFOLIOS

    REPORT OF
    INDEPENDENT AUDITORS         32

    SCHEDULE OF
    INVESTMENTS
Government Money
 Portfolio                       33
Cash Reserves Portfolio          34
Ultra Short Bond
 Portfolio                       38
Limited Maturity Bond
 Portfolio                       42
Government Income
 Portfolio                       46

    FINANCIAL STATEMENTS         50

    FINANCIAL HIGHLIGHTS         59

    OTHER INFORMATION
Directory/Officers and
 Trustees                        61

PRESIDENT'S LETTER                                             December 18, 1995

Dear Shareholders,
  Shortly after our October 1994 Annual Report, the bond market sprang back after 12 months of sustained capital losses. It's been on an upward tack ever since November 1994, causing one of the strongest bond rallies in over a decade.
  The Federal Reserve Board (the "Fed") crafted the current fixed income environment carefully. The Fed, led by Chairman Alan Greenspan, effectively voted the bond market out of the high interest-rate quagmire of 1994. This was the beginning of a succession of well-calculated decisions not to raise rates that set the bond market back on a positive trend. Then in July the Fed cut the discount rate by 0.25% (the first cut in about two years). Not only did the easing of interest rates lay the groundwork for a dual bull market for bonds and stocks, but they also served your Neuberger&Berman fixed income funds well.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YIELDS ON U.S. TREASURY BONDS
Plotted Weekly
                                         30-year bonds   3-year bonds
10/28/94                                        7.958%         7.033%
11/04                                           8.159%         7.310%
11/11                                           8.149%         7.387%
11/18                                           8.131%         7.523%
11/25                                           7.931%         7.427%
12/02                                           7.906%         7.571%
12/09                                           7.859%         7.663%
12/16                                           7.854%         7.694%
12/23                                           7.827%         7.801%
12/30                                           7.881%         7.784%
1/6/95                                          7.860%         7.773%
01/13                                           7.792%         7.506%
01/20                                           7.891%         7.664%
01/27                                           7.730%         7.375%
02/03                                           7.626%         7.286%
02/10                                           7.669%         7.445%
02/17                                           7.586%         7.190%
02/24                                           7.528%         6.971%
03/03                                           7.541%         7.016%
03/10                                           7.462%         6.930%
03/17                                           7.368%         6.790%
03/24                                           7.364%         6.727%
03/31                                           7.431%         6.892%
04/07                                           7.390%         6.744%
04/14                                           7.335%         6.606%
04/21                                           7.333%         6.535%
04/28                                           7.336%         6.696%
05/05                                           7.018%         6.279%
05/12                                           6.989%         6.299%
05/19                                           6.917%         6.288%
05/26                                           6.748%         6.036%
06/02                                           6.529%         5.634%
06/09                                           6.726%         6.070%
06/16                                           6.616%         5.821%
06/23                                           6.501%         5.676%
06/30                                           6.618%         5.858%
07/07                                           6.524%         5.611%
07/14                                           6.604%         5.782%
07/21                                           6.962%         6.090%
07/28                                           6.900%         6.053%
08/04                                           6.909%         6.034%
08/11                                           6.990%         6.199%
08/18                                           6.897%         6.218%
08/25                                           6.704%         5.968%
09/01                                           6.616%         5.891%
09/08                                           6.587%         5.903%
09/15                                           6.480%         5.808%
09/22                                           6.584%         5.920%
09/29                                           6.501%         5.920%
10/06                                           6.420%         5.787%
10/13                                           6.304%         5.714%
10/20                                           6.361%         5.780%
10/27                                           6.356%         5.706%

             SOURCE: BLOOMBERG FINANCIAL MARKETS

  By your Funds' fiscal year-end of October 31, 1995, the economy remained tempered by a host of moderate indicators: Gross Domestic Product (GDP) grew 4.0% over the 12-month period, inflation hovered in check near 3% for the year (dipping to 2.8% by October), unemployment averaged a low 5.6%, and consumer confidence remained high. These figures highlighted the U.S. economy's ability to stifle inflation without choking off economic growth.

  The rate at which yields on the benchmark 30-year Treasury bond has been falling has generally decreased since summer. After falling dramatically from a high of 8.2% in the fourth quarter of 1994 to 6.6% by June 30, 1995, it dropped to around 6.3% by October's end. Due to a moderate level of economic expansion through July, the Fed halted rate cuts from August through October. During the hiatus on rate cuts, long-term bond yields crept up to about 7% in early August, then drifted back down as signs of economic weakness surfaced again. This classic "push-pull" scenario of gently rising and falling rates was consistent with the slow growth, low inflation "soft landing" the Fed had planned for the U.S. economy all along.
  The bond sectors have turned in a mixed performance heading into autumn. Mortgage-backed security prices have backed off slightly from late summer (prices decreased, yields increased) due to prepayment fears; adjustable rate mortgages (ARMs) were showing minor losses in October, with only slightly positive performance in Government Mortgages and GNMAs.* Homeowners typically begin a wave of mortgage refinancing as interest rates come down. Foreign bonds have begun to cool due to a sharply rising U.S. dollar. Government and corporate debt obligations, however, continued to increase in value as your Funds' fiscal year came to a close. With inflation under control, the real yield on bonds (the nominal stated yield minus the current rate of inflation) continued to offer an attractive return.
  We strive to merit your confidence, and remain committed to providing consistent performance. A discussion of each Portfolio's strategy over the 12-month period of the Annual Report follows.

   GOVERNMENT MONEY  FUND AND  CASH RESERVES  The Federal  Reserve Board's  last increase in short-term interest rates in February 1995 was followed by a moderate decrease in rates in July. Since then, the market has been buoyed by low inflation reports, modest economic recovery, low commodity prices and a rally in the U.S. dollar. These factors have encouraged international participation in the U.S. domestic markets, and benefited securities with longer maturities.
  During this same time frame three-month Treasury Bill yields actually increased from 5.14% to 5.49%. Both of our taxable money market fund yields have risen by more than 68 basis points during the fiscal year.

*Source: IBC Bond Fund Report for November 3, 1995, reflecting bond prices and performance through 10/31/95.

  We began extending the dollar-weighted average portfolio maturity in 1995, once it became clear that the Fed was satisfied with inflationary trends. For the fiscal year, Cash Reserves was extended from 46 to 61 days, and Government Money Fund was extended from 48 to 81 days. The securities in Cash Reserves continue to be of the highest quality as determined by our internal credit criteria as well as the nationally recognized rating services. Therefore, as we enter our new fiscal year we have not taken advantage of the significant yield premium being offered by Japanese banks on short-term investments. We recognize the dichotomy in yields developing as a direct result of the "Japanese Premium," however, we have chosen the conservative path and decided not to invest in Japanese banks at this time.

   ULTRA SHORT BOND FUND The greatest benefit in the fixed income markets has been received in the longer end of the maturity spectrum as the yield on Treasury Bonds with 30-year maturities declined from 7.97% at the end of October 1994 to 6.33% at the end of October 1995. The yield on 5-year Treasury Notes declined from 7.48% to 5.81%, but 6-month Treasury Bills declined only 10 basis points from 5.66% to 5.56%. As yields on long-term securities fell further than those with shorter maturities, which caused the difference in yield between short-term and longer-term bond funds to narrow, the yield on our Ultra Short Bond Fund has become even more attractive.
  We have been extending the weighted average portfolio maturity throughout this time, and have focused our attention on capturing additional yield by purchasing AAA-rated asset-backed securities of high quality issuers collateralized by autos or similar hard assets. We have also purchased U.S. Government Agency and Agency mortgage-backed securities with short final maturities as well as high quality short-term corporate notes.

   LIMITED MATURITY BOND FUND In response to the positive trend in the bond market we gradually increased the portfolio's dollar-weighted average maturity to 2.7 years from 1.9 years at the beginning of the fiscal year. This benefited the Portfolio's performance as the market rally continued all the way through October 1995. The magnitude of the rally is illustrated by two-year Treasury note yields which declined from nearly 7.70% at calendar year end 1994 to 5.61% on October 31, 1995. (When yields decrease, bond prices increase.) While the market has come a long way already, we remain optimistic that the positive trend will continue, bolstered by low inflation and further possible interest rate reductions by the Federal Reserve.
  Corporate bonds remained expensive throughout the period with historically narrow spreads relative to comparable Treasury bonds. Corporate bonds are measured by their spreads (yield differentials) to Treasury securities. When spreads are wide it pays to invest in corporate bonds. But if the difference in the yield between corporate bonds and Treasury securities is small and then widens or increases, corporate bonds have historically underperformed comparable maturity Treasury securities. These tight spreads have been supported by strong, and for the most part improving credit quality, moderate supply, voracious investor appetite for new issues and a long track record of outperforming Treasuries. We believe that as corporate earnings momentum slows, investors will demand a higher premium for credit risk. We think this had just begun to happen as the fiscal year ended and we will look to add to our corporate bond position at more attractive prices.

   GOVERNMENT INCOME FUND The 1995 bond market rally had a dramatic impact on all sectors of the fixed income markets. Our strategy early in the year was to invest heavily in the mortgage sector in response to slowing prepayment speeds and attractive yield spreads over comparable maturity Treasuries. As interest rates dropped during the year and prepayment speeds accelerated, we reduced our exposure to high-coupon mortgage-backed securities in favor of longer-term U.S. Treasuries. As a result, the dollar-weighted average portfolio maturity rose from 6.6 years to 8.7 years over the fiscal year.
  While we successfully managed the Fund through a difficult year for the mortgage bond market, our significant commitment to this sector still had a negative impact on performance due to the conditions of the mortgage security market mentioned earlier. However, our management of the Portfolio's average maturity and credit risk exposure helped offset the difficulties in the mortgage bond market.

Sincerely,
/s/ Theresa A. Havell

Theresa A. Havell
President and Trustee
Neuberger&Berman Income Funds

RATINGS SUMMARY
    The following table shows the ratings distribution and dollar-weighted average portfolio maturity for each Portfolio as of October 31, 1995. Ratings distribution and average maturity may change in the future.

                                                                                     DOLLAR-WEIGHTED
                                                              PERCENT OF TOTAL      AVERAGE PORTFOLIO
NEUBERGER&BERMAN                          MOODY'S RATINGS       INVESTMENTS             MATURITY
-----------------------------------------------------------------------------------------------------
Government Money Portfolio                   Treasury                   100.0%          81.3 days
Cash Reserves Portfolio                       Agency                     10.1%          61.3 days
                                                P-1                      89.9
                                                                        -----
                                                                        100.0%
Ultra Short Bond Portfolio                   Treasury                     2.9%           0.8 years
                                              Agency                     37.2
                                                Aaa                      23.3
                                             Aa2, Aa3                     9.5
                                                P-1                      27.1
                                                                        -----
                                                                        100.0%
Limited Maturity Bond Portfolio              Treasury                    36.7%           2.7 years
                                              Agency                     15.4
                                                Aaa                      11.9
                                             Aa2, Aa3                     4.8
                                            A1, A2, A3                   20.2
                                            Baa2, Baa3                   11.0
                                                                        -----
                                                                        100.0%
Government Income Portfolio                  Treasury                    53.5%           8.7 years
                                              Agency                     44.5
                                             Not Rated                    2.0
                                                                        -----
                                                                        100.0%

Treasury - Securities issued by the U.S. Treasury. These securities are not rated by Moody's.
Agency - U.S. Government Agency Securities. These securities are not rated by Moody's. Some agency securities are not backed by the full faith and credit of the U.S. Government.
MOODY'S INVESTORS SERVICE, INC. (MOODY'S) CORPORATE BOND RATINGS:
AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.
Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.
A - Bonds rated A possess many favorable investment attributes and are considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
MOODY'S SHORT-TERM DEBT RATINGS:
Issuers rated PRIME-1 (P-1), or related supporting institutions, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.
NOTE: Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond ratings system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Ultra Short Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*

                                Ultra Short     6-Month
                                 Bond Fund   T-Bill Index
1 Year                               +6.26%        +5.98%
5 Year                               +4.75%        +4.82%
Life of Fund                         +5.90%        +5.97%

Average Annual Total Return*

                                Ultra Short     6-Month
                                 Bond Fund   T-Bill Index
11/07/86                              10000         10000
10/31/87                              10518         10600
1988                                  11271         11310
1989                                  12291         12300
1990                                  13272         13310
1991                                  14286         14190
1992                                  14920         14800
1993                                  15448         15280
1994                                  15750         15890
1995                                  16736         16840

   Life of Ultra Short Bond Fund is from 11/7/86.

   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Fund in excess of .65% per annum of average daily net assets. This arrangement can be terminated upon 60 days' notice. Please see the Fund's Financial Highlights for prior years' expense ratios. Returns would have been lower had Neuberger&Berman Management Inc. not reimbursed these expenses.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Limited Maturity Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*

                                Limited Maturity   Merrill Lynch
                                    Bond Fund          Index
1 Year                                    +8.32%          +8.93%
5 Year                                    +6.80%          +7.02%
Life of Fund                              +7.15%          +7.58%

Average Annual Total Return*

                                Limited Maturity   Merrill Lynch
                                    Bond Fund          Index

06/09/86                                   10000           10000
10/31/86                                   10425           10500
1987                                       10767           11060
1988                                       11655           11900
1989                                       12769           13020
1990                                       13772           14160
1991                                       15272           15750
1992                                       16473           17040
1993                                       17641           18030
1994                                       17663           18250
1995                                       19132           19880

   Life of Limited Maturity Bond Fund is from 6/9/86.

   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Fund in excess of .70% per annum of average daily net assets. This arrangement can be terminated upon 60 days' notice. Please see the Fund's Financial Highlights for prior years' expense ratios. Returns would have been lower had Neuberger&Berman Management Inc. not reimbursed these expenses.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Government Income Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*

                                         Government Income   Salomon Brothers
                                                Fund          Mortgage Index
1 Year                                            +10.88%             +14.51%
Life of Fund                                       +4.75%              +5.97%

Average Annual Total Return*

                                         Government Income   Salomon Brothers
                                                Fund          Mortgage Index
07/06/93                                           10,000             10,000
10/31/93                                           10,257             10,120
1994                                               10,044              9,990
1995                                               11,137             11,440

   Life of Government Income Fund is from 7/6/93.

   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Fund in excess of .75% per annum of average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such reimbursement, the average annual total returns for the period from 7/6/93 to 10/31/95 and for the one year ended 10/31/95 would have been +3.21% and +9.36%, respectively.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Salomon Brothers Mortgage Index is an unmanaged total return index consisting of all Agency pass-throughs, GNMA, FNMA, and FHLMC securities and 75-day, 30- and 15-year securities, and FHA and GNMA project loans. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Funds and
Shareholders of:
Neuberger&Berman Government Money Fund
Neuberger&Berman Cash Reserves
Neuberger&Berman Ultra Short Bond Fund
Neuberger&Berman Limited Maturity Bond Fund and
Neuberger&Berman Government Income Fund

   We have audited the accompanying statements of assets and liabilities of the Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, Neuberger&Berman Ultra Short Bond Fund, Neuberger&Berman Limited Maturity Bond Fund, and Neuberger&Berman Government Income Fund, five of the series comprising Neuberger&Berman Income Funds (the "Trust"), as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Funds at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 1, 1995

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                      GOVERNMENT          CASH
                                                      MONEY FUND        RESERVES
                                                    -------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $ 308,485,084    $  409,231,349
      Deferred organization costs (Note A)                     --                --
      Receivable for Trust shares sold                    107,357           479,865
      Receivable from administrator -- net (Note
        B)                                                     --                --
                                                    -------------------------------
                                                      308,592,441       409,711,214
                                                    -------------------------------
LIABILITIES
      Dividends payable                                     8,733            12,877
      Payable for Trust shares redeemed                    80,128           611,836
      Payable to administrator -- net (Note B)             76,450           101,340
      Accrued expenses                                     82,134           111,281
                                                    -------------------------------
                                                          247,445           837,334
                                                    -------------------------------
NET ASSETS at value                                 $ 308,344,996    $  408,873,880
                                                    -------------------------------
NET ASSETS consist of:
      Par value                                     $     308,341    $      408,888
      Paid-in capital in excess of par value          308,032,819       408,479,535
      Dividends in excess of net investment income             --                --
      Accumulated net realized gains (losses) on
        investment                                          3,836           (14,543)
      Net unrealized appreciation in value of
        investment                                             --                --
                                                    -------------------------------
NET ASSETS at value                                 $ 308,344,996    $  408,873,880
                                                    -------------------------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                   308,341,160       408,888,423
                                                    -------------------------------
NET ASSET VALUE, offering and redemption price per
share                                                       $1.00             $1.00
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1995
----------------------------------------------------------------------
          Income Funds

                                                                            LIMITED
                                                       ULTRA SHORT          MATURITY          GOVERNMENT
                                                        BOND FUND          BOND FUND         INCOME FUND
                                                      ----------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                                $ 100,328,024      $ 307,911,418      $  11,980,298
      Deferred organization costs (Note A)                       --                 --             28,364
      Receivable for Trust shares sold                      365,154            308,830              5,110
      Receivable from administrator -- net (Note
        B)                                                       --                 --              9,081
                                                      ----------------------------------------------------
                                                        100,693,178        308,220,248         12,022,853
                                                      ----------------------------------------------------
LIABILITIES
      Dividends payable                                      74,876            239,961             14,402
      Payable for Trust shares redeemed                      33,055            401,668                249
      Payable to administrator -- net (Note B)                7,779             75,364                 --
      Accrued expenses                                       55,308             92,223             29,782
                                                      ----------------------------------------------------
                                                            171,018            809,216             44,433
                                                      ----------------------------------------------------
NET ASSETS at value                                   $ 100,522,160      $ 307,411,032      $  11,978,420
                                                      ----------------------------------------------------
NET ASSETS consist of:
      Par value                                       $      10,551      $      30,567      $       1,257
      Paid-in capital in excess of par value            104,987,368        315,378,631         12,533,054
      Dividends in excess of net investment income               --           (148,192)           (14,402)
      Accumulated net realized gains (losses) on
        investment                                       (4,659,663)        (8,470,909)          (541,933)
      Net unrealized appreciation in value of
        investment                                          183,904            620,935                444
                                                      ----------------------------------------------------
NET ASSETS at value                                   $ 100,522,160      $ 307,411,032      $  11,978,420
                                                      ----------------------------------------------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      10,551,007         30,566,967          1,256,847
                                                      ----------------------------------------------------
NET ASSET VALUE, offering and redemption price per
share                                                         $9.53             $10.06              $9.53
                                                      ----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                    GOVERNMENT      CASH
                                                    MONEY FUND    RESERVES
                                                    ------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $16,782,852  $20,224,570
                                                    ------------------------
    Expenses:
      Administration fee (Note B)                      776,885       886,218
      Amortization of deferred organization and
        initial offering expenses (Note A)                  --            --
      Auditing fees                                      6,942         7,800
      Custodian fees                                    10,000        10,000
      Legal fees                                         1,594         6,764
      Registration and filing fees                      26,062        37,146
      Service fees (Note B)                             25,750        31,746
      Shareholder reports                               17,934        38,902
      Shareholder servicing agent fees                 100,279       201,430
      Trustees' fees and expenses                       27,375        30,714
      Miscellaneous                                        731         3,968
      Expenses from corresponding Portfolio (Note
        A)                                             925,388     1,065,070
                                                    ------------------------
        Total expenses                               1,918,940     2,319,758
      Deduct -- expenses reimbursed by
        administrator (Note B)                              --      (109,114)
                                                    ------------------------
        Total net expenses                           1,918,940     2,210,644
                                                    ------------------------
        Net investment income                       14,863,912    18,013,926
                                                    ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS, AND
FOREIGN CURRENCY TRANSACTIONS FROM CORRESPONDING
PORTFOLIO (NOTE A)
    Net realized gain (loss) on investments              3,836        (2,998)
    Net realized loss on financial futures
      contracts                                             --            --
    Net realized gain (loss) on foreign currency
      transactions                                          --            --
    Change in net unrealized appreciation
      (depreciation) of investments and
      translation of assets and liabilities in
      foreign currencies                                    --            --
    Change in net unrealized depreciation of
      financial futures contracts                           --            --
                                                    ------------------------
        Net gain (loss) on investments, financial
          futures contracts, and foreign currency
          transactions from corresponding
          Portfolio (Note A)                             3,836        (2,998)
                                                    ------------------------
        Net increase in net assets resulting from
          operations                                $14,867,748  $18,010,928
                                                    ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1995
----------------------------------------------------------------------
          Income Funds

                                                                    LIMITED
                                                    ULTRA SHORT     MATURITY      GOVERNMENT
                                                     BOND FUND     BOND FUND     INCOME FUND
                                                    -----------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $5,474,360    $20,586,972    $   819,016
                                                    -----------------------------------------
    Expenses:
      Administration fee (Note B)                      233,700        775,191         27,413
      Amortization of deferred organization and
        initial offering expenses (Note A)                  --             --         10,574
      Auditing fees                                      7,800          7,800          7,800
      Custodian fees                                    10,000         10,000         10,000
      Legal fees                                         6,935          6,554          6,087
      Registration and filing fees                      26,662         36,212         25,028
      Service fees (Note B)                              9,038         29,447            981
      Shareholder reports                               24,629         37,909         13,856
      Shareholder servicing agent fees                  89,038        181,965         22,591
      Trustees' fees and expenses                       12,109         30,599          5,679
      Miscellaneous                                      2,131          5,346            843
      Expenses from corresponding Portfolio (Note
        A)                                             359,923        997,847        110,067
                                                    -----------------------------------------
        Total expenses                                 781,965      2,118,870        240,919
      Deduct -- expenses reimbursed by
        administrator (Note B)                        (196,865 )      (32,042)      (161,316)
                                                    -----------------------------------------
        Total net expenses                             585,100      2,086,828         79,603
                                                    -----------------------------------------
        Net investment income                        4,889,260     18,500,144        739,413
                                                    -----------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS, AND
FOREIGN CURRENCY TRANSACTIONS FROM CORRESPONDING
PORTFOLIO (NOTE A)
    Net realized gain (loss) on investments           (329,713 )   (3,704,772)       (53,559)
    Net realized loss on financial futures
      contracts                                             --             --         (1,768)
    Net realized gain (loss) on foreign currency
      transactions                                          --         91,601       (117,938)
    Change in net unrealized appreciation
      (depreciation) of investments and
      translation of assets and liabilities in
      foreign currencies                               832,915      8,910,756        495,404
    Change in net unrealized depreciation of
      financial futures contracts                           --             --          1,182
                                                    -----------------------------------------
        Net gain (loss) on investments, financial
          futures contracts, and foreign currency
          transactions from corresponding
          Portfolio (Note A)                           503,202      5,297,585        323,321
                                                    -----------------------------------------
        Net increase in net assets resulting from
          operations                                $5,392,462    $23,797,729    $ 1,062,734
                                                    -----------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                  GOVERNMENT                     CASH
                                                  MONEY FUND                   RESERVES
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
                                              1995          1994          1995          1994
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $ 14,863,912  $  6,621,261  $ 18,013,926  $  9,589,175
    Net realized gain (loss) on
      investments sold, financial
      futures contracts, and foreign
      currency transactions from
      corresponding Portfolio (Note A)           3,836         1,195        (2,998)      (11,545)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies from corresponding
      Portfolio (Note A)                            --            --            --            --
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations      14,867,748     6,622,456    18,010,928     9,577,630
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                  (14,863,912)   (6,621,261)  (18,013,926)   (9,589,175)
    Net realized gain on investments            (1,195)       (3,815)           --       (16,720)
    Excess of net realized gain on
      investments                                   --            --            --            --
    Tax return of capital                           --            --            --            --
                                          ------------------------------------------------------
    Total distributions to shareholders    (14,865,107)   (6,625,076)  (18,013,926)   (9,605,895)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold              714,547,173   345,675,970   550,538,145   505,715,252
    Proceeds from reinvestment of
      dividends and distributions           14,697,588     6,512,499    17,638,802     9,354,872
    Payments for shares redeemed          (672,444,324) (377,812,862) (471,218,211) (476,201,944)
                                          ------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                    56,800,437   (25,624,393)   96,958,736    38,868,180
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       56,803,078   (25,627,013)   96,955,738    38,839,915
NET ASSETS:
    Beginning of year                      251,541,918   277,168,931   311,918,142   273,078,227
                                          ------------------------------------------------------
    End of year                           $308,344,996  $251,541,918  $408,873,880  $311,918,142
                                          ------------------------------------------------------
    Dividends in excess of net
      investment income                   $         --  $         --  $         --  $         --
                                          ------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                   714,547,173   345,675,970   550,538,145   505,715,252
    Issued on reinvestment of dividends
      and distributions                     14,697,588     6,512,499    17,638,802     9,354,872
    Redeemed                              (672,444,324) (377,812,862) (471,218,211) (476,201,944)
                                          ------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                           56,800,437   (25,624,393)   96,958,736    38,868,180
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                 ULTRA SHORT               LIMITED MATURITY               GOVERNMENT
                                                  BOND FUND                   BOND FUND                  INCOME FUND
                                                     Year                        Year                        Year
                                                    Ended                       Ended                       Ended
                                                 October 31,                 October 31,                 October 31,
                                              1995          1994          1995          1994          1995          1994
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $  4,889,260  $  3,951,050  $ 18,500,144  $ 18,281,141  $    739,413  $    728,293
    Net realized gain (loss) on
      investments sold, financial
      futures contracts, and foreign
      currency transactions from
      corresponding Portfolio (Note A)        (329,713)   (1,363,257)   (3,613,171)   (4,896,464)     (173,265)     (525,607)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies from corresponding
      Portfolio (Note A)                       832,915      (602,638)    8,910,756   (13,597,814)      496,586      (491,930)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations       5,392,462     1,985,155    23,797,729      (213,137)    1,062,734      (289,244)
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (4,889,260)   (3,951,050)  (18,500,144)  (18,281,141)     (615,814)     (706,192)
    Net realized gain on investments                --            --            --    (1,811,658)           --       (21,302)
    Excess of net realized gain on
      investments                                   --            --            --      (116,101)           --            --
    Tax return of capital                           --            --            --       (75,623)     (123,599)      (24,208)
                                          ----------------------------------------------------------------------------------
    Total distributions to shareholders     (4,889,260)   (3,951,050)  (18,500,144)  (20,284,523)     (739,413)     (751,702)
                                          ----------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               64,830,726    93,555,784    92,152,769   143,687,767     4,637,501    13,904,743
    Proceeds from reinvestment of
      dividends and distributions            4,098,222     3,385,603    15,500,744    16,374,729       591,769       624,976
    Payments for shares redeemed           (70,001,618)  (98,293,924) (114,109,482) (188,322,764)   (4,647,733)  (10,741,553)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                    (1,072,670)   (1,352,537)   (6,455,969)  (28,260,268)      581,537     3,788,166
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (569,468)   (3,318,432)   (1,158,384)  (48,757,928)      904,858     2,747,220
NET ASSETS:
    Beginning of year                      101,091,628   104,410,060   308,569,416   357,327,344    11,073,562     8,326,342
                                          ----------------------------------------------------------------------------------
    End of year                           $100,522,160  $101,091,628  $307,411,032  $308,569,416  $ 11,978,420  $ 11,073,562
                                          ----------------------------------------------------------------------------------
    Dividends in excess of net
      investment income                   $         --  $         --  $   (148,192) $         --  $    (14,402) $         --
                                          ----------------------------------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                     6,821,630     9,799,969     9,271,489    14,111,382       495,448     1,409,511
    Issued on reinvestment of dividends
      and distributions                        431,350       355,582     1,560,924     1,617,641        63,370        64,841
    Redeemed                                (7,374,945)  (10,308,727)  (11,509,263)  (18,537,136)     (502,947)   (1,099,952)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                             (121,965)     (153,176)     (676,850)   (2,808,113)       55,871       374,400
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Fund ("Government
   Money"), Neuberger&Berman Cash Reserves ("Cash Reserves"), Neuberger& Berman Ultra Short Bond Fund ("Ultra Short"), Neuberger&Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger&Berman Government Income Fund ("Government Income") (collectively, the "Funds") are separate series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
       Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 98.30%, 96.33%, and 99.51%, for Government
   Money, Cash Reserves, Ultra Short, Limited Maturity, and Government Income, respectively, at October 31, 1995). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.
        It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Investments in each Portfolio of Income Managers Trust are valued by Income Managers Trust as indicated in the notes following the Portfolios' schedule of investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, will be declared and paid annually after the end of the fiscal year. To the extent that each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($11,545 and $2,998 expiring in 2002 and 2003, respectively, for Cash Reserves, $762,839, $122,522, $774,592, $774,663, $533,438,
   $1,362,347,  and $329,262 expiring in 1996, 1997, 1998, 2000, 2001, 2002, and
   2003, respectively, for Ultra Short, $4,713,841 and $3,757,068 expiring in 2002 and 2003, respectively, for Limited Maturity, and $487,780 and $54,153 expiring in 2002 and 2003, respectively, for Government Income, determined as of October 31, 1995), it is the policy of each Fund not to distribute such gains. During the year ended October 31, 1995, $185,088 was reclassified from accumulated net realized losses on investment to paid-in capital for Ultra Short due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
       Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by Government Income in connection with its organization are being amortized on a straight-line basis over a five-year period. At October 31, 1995, the unamortized balance of such expenses amounted to $28,364.
6) EXPENSE ALLOCATION: The Funds bear all costs of operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where another more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS
       WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .27% (.25% prior to May 1, 1995) of that Fund's average daily net assets and indirectly pays for investment management services through its investment in its corresponding Portfolio. (See Note B of Notes to Financial Statements of the Portfolios.) The Agreement provides that if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation to which each Fund is currently subject is 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1995.
   In addition, Management has voluntarily undertaken to reimburse Cash Reserves, Ultra Short, Limited Maturity, and Government Income for their Operating Expenses which exceed, in the aggregate, .65% per annum for Cash Reserves and Ultra Short, .70% per annum for Limited Maturity, and .75% per annum for Government Income of their average daily net assets. Each undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund. For the year ended October 31, 1995, such excess expenses amounted to $109,114, $196,865, $32,042, and $161,316, for Cash
Reserves, Ultra Short, Limited Maturity, and Government Income, respectively.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Under a service agreement, which was in effect through April 30, 1995, each Fund had retained Management to provide certain shareholder, shareholder-related and other services not furnished by the shareholder servicing agent. Pursuant to the service agreement each Fund paid Management a monthly fee at the annual rate of .02% of the average daily net assets of the Fund as compensation for such services. For the period from November 1, 1994 to April 30, 1995, Government Money, Cash Reserves, Ultra Short, Limited Maturity, and Government Income paid $25,750, $31,746, $9,038, $29,447, and $981, respectively, for such services. As of May 1, 1995, the service agreement and the administration agreement were combined into a single agreement with a fee of .27%.
   Each Fund also has a distribution agreement with Management, which receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1995, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                             ADDITIONS      REDUCTIONS
                                            -----------    ------------
GOVERNMENT MONEY                            $642,711,316   $601,644,238

CASH RESERVES                               331,244,608     253,130,982

ULTRA SHORT                                  35,758,746      41,785,070

LIMITED MATURITY                             36,429,615      62,811,410

GOVERNMENT INCOME                             3,802,376       3,915,936

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                              YEAR ENDED OCTOBER 31,
                     1995(1)   1994(1)   1993(1)     1992      1991      1990      1989        1988        1987      1986(2)
                     --------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year   $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0003  $ 1.0000  $  .9997  $ 1.0000    $ 1.0002    $ 1.0002    $ 1.0003
                     --------------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income             .0499     .0302     .0248     .0354     .0567     .0718     .0758       .0579       .0504       .0597
    Net Gains or
     Losses on
     Securities            --        --        --        --     .0003     .0003    (.0002)         --       .0002       .0002
                     --------------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations       .0499     .0302     .0248     .0354     .0570     .0721     .0756       .0579       .0506       .0599
                     --------------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)           (.0499)   (.0302)   (.0248)   (.0354)   (.0567)   (.0718)   (.0758)     (.0579)     (.0504)     (.0597)
    Distributions
     (from capital
     gains)                --        --        --    (.0003)       --        --    (.0001)     (.0002)     (.0002)     (.0003)
                     --------------------------------------------------------------------------------------------------------
      Total
       Distributions   (.0499)   (.0302)   (.0248)   (.0357)   (.0567)   (.0718)   (.0759)     (.0581)     (.0506)     (.0600)
                     --------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year             $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0003  $ 1.0000  $  .9997    $ 1.0000    $ 1.0002    $ 1.0002
                     --------------------------------------------------------------------------------------------------------
Total Return+           +5.10%    +3.07%    +2.51%    +3.62%    +5.82%    +7.42%    +7.86%      +5.97%      +5.18%      +6.17%
                     --------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)       $  308.3  $  251.5  $  277.2  $  301.1  $  246.5  $  234.6  $  184.3    $  173.2    $  266.4    $  156.1
                     --------------------------------------------------------------------------------------------------------
    Ratio of
     Expenses to
     Average Net
     Assets               .65%      .72%      .70%      .66%      .68%      .74%      .87%        .79%(5)      .75%(5)      .75%(5)
                     --------------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets              5.00%     3.00%     2.48%     3.50%     5.66%     7.19%     7.55%       5.73%(5)     5.11%(5)     5.80%(5)
                     --------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                        PERIOD FROM
                                                                                                         APRIL 12,
                                                                                                          1988(3)
                                                                                                        TO OCTOBER
                                                     YEAR ENDED OCTOBER 31,                                 31,
                           1995(1)    1994(1)    1993(1)      1992       1991       1990       1989        1988
                           ----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $ 1.0000   $ 1.0001   $ 1.0001   $ 1.0000   $ 1.0000   $ 1.0001   $ 1.0000   $1.0000
                           ----------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income     .0529      .0327      .0263      .0363      .0600      .0766      .0866     .0401
    Net Gains or Losses
     on Securities               --         --      .0002      .0002         --         --      .0001        --
                           ----------------------------------------------------------------------------------------
      Total From
       Investment
       Operations             .0529      .0327      .0265      .0365      .0600      .0766      .0867     .0401
                           ----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)      (.0529)    (.0327)    (.0263)    (.0363)    (.0600)    (.0766)    (.0866)   (.0401)
    Distributions (from
     capital gains)              --     (.0001)    (.0002)    (.0001)        --     (.0001)        --        --
                           ----------------------------------------------------------------------------------------
      Total Distributions    (.0529)    (.0328)    (.0265)    (.0364)    (.0600)    (.0767)    (.0866)   (.0401)
                           ----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $ 1.0000   $ 1.0000   $ 1.0001   $ 1.0001   $ 1.0000   $ 1.0000   $ 1.0001   $1.0000
                           ----------------------------------------------------------------------------------------
Total Return+                 +5.42%     +3.33%     +2.68%     +3.69%     +6.17%     +7.94%     +9.01%    +4.08%(4)
                           ----------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $  408.9   $  311.9   $  273.1   $  261.7   $  278.9   $  278.2   $  267.1   $ 140.9
                           ----------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net
     Assets(5)                  .65%       .65%       .65%       .65%       .65%       .65%       .65%      .60%(6)
                           ----------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net
     Assets(5)                 5.30%      3.31%      2.63%      3.63%      6.00%      7.66%      8.70%     7.54%(6)
                           ----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                PERIOD FROM              PERIOD FROM
                                                                                                 MARCH 1,       YEAR     NOVEMBER 7,
                                                                                                   1988        ENDED     1986(3) TO
                                                                                                TO OCTOBER    FEBRUARY    FEBRUARY
                                              YEAR ENDED OCTOBER 31,                                31,         29,          28,
                     1995(1)   1994(1)   1993(1)      1992       1991       1990       1989        1988         1988        1987
                     ---------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year   $  9.47   $  9.64   $  9.70    $   9.83   $   9.79   $   9.83   $   9.87   $  9.93       $  9.98    $  9.99
                     ---------------------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income              .52       .35       .40         .56        .68        .79        .89       .47           .66        .18
    Net Gains or
     Losses on
     Securities
     (both realized
     and unrealized)     .06      (.17)     (.06)       (.13)       .04       (.04)      (.04)     (.06)         (.05)      (.01)
                     ---------------------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations        .58       .18       .34         .43        .72        .75        .85       .41           .61        .17
                     ---------------------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)            (.52)     (.35)     (.40)       (.56)      (.68)      (.79)      (.89)     (.47)         (.66)      (.18)
                     ---------------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year             $  9.53   $  9.47   $  9.64    $   9.70   $   9.83   $   9.79   $   9.83   $  9.87       $  9.93    $  9.98
                     ---------------------------------------------------------------------------------------------------------------
Total Return+          +6.26%    +1.96%    +3.53%      +4.44%     +7.64%     +7.98%     +9.05%    +4.20%(4)     +6.31%     +1.75%(4)
                     ---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)       $ 100.5   $ 101.1   $ 104.4    $  103.3   $   97.9   $   85.8   $  103.3   $ 101.0       $ 125.3    $  66.7
                     ---------------------------------------------------------------------------------------------------------------
    Ratio of
     Expenses to
     Average Net
     Assets(5)           .65%      .65%      .65%        .65%       .65%       .65%       .65%      .63%(6)       .50%       .50%(6)
                     ---------------------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets(5)          5.44%     3.72%     4.09%       5.70%      6.97%      8.14%      9.06%     7.01%(6)      6.72%      6.03%(6)
                     ---------------------------------------------------------------------------------------------------------------
    Portfolio
     Turnover
     Rate(7)              --        --       115%         66%        89%       120%        85%       47%          121%        39%
                     ---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                PERIOD FROM              PERIOD FROM
                                                                                                 MARCH 1,       YEAR       JUNE 9,
                                                                                                   1988        ENDED       1986(3)
                                                                                                TO OCTOBER    FEBRUARY   TO FEBRUARY
                                              YEAR ENDED OCTOBER 31,                                31,         29,          28,
                     1995(1)   1994(1)   1993(1)      1992       1991       1990       1989        1988         1988        1987
                     ---------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year   $  9.88   $ 10.49   $ 10.40    $  10.24   $   9.91   $   9.96   $   9.88   $ 10.00       $ 10.17    $ 10.00
                     ---------------------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income              .62       .56       .58         .63        .71        .80        .82       .48           .69        .48
    Net Gains or
     Losses on
     Securities
     (both realized
     and unrealized)     .18      (.55)      .14         .16        .33       (.05)       .08      (.12)         (.17)       .17
                     ---------------------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations        .80       .01       .72         .79       1.04        .75        .90       .36           .52        .65
                     ---------------------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)            (.62)     (.56)     (.58)       (.63)      (.71)      (.80)      (.82)     (.48)         (.69)      (.48)
    Distributions
     (from capital
     gains)               --      (.05)     (.05)         --         --         --         --        --            --         --
    Distributions
     (in excess of
     capital gains)       --      (.01)       --          --         --         --         --        --            --         --
    Tax return of
     capital              --        --        --          --         --         --         --        --            --         --
                     ---------------------------------------------------------------------------------------------------------------
      Total
       Distributions    (.62)     (.62)     (.63)       (.63)      (.71)      (.80)      (.82)     (.48)         (.69)      (.48)
                     ---------------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year             $ 10.06   $  9.88   $ 10.49    $  10.40   $  10.24   $   9.91   $   9.96   $  9.88       $ 10.00    $ 10.17
                     ---------------------------------------------------------------------------------------------------------------
Total Return+          +8.32%    +0.13%    +7.09%      +7.87%    +10.89%     +7.85%     +9.56%    +3.76%(4)     +5.39%     +6.58%(4)
                     ---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)       $ 307.4   $ 308.6   $ 357.3    $  273.0   $  163.2   $  101.3   $  107.7   $ 133.5       $ 107.3    $  69.6
                     ---------------------------------------------------------------------------------------------------------------
    Ratio of
     Expenses to
     Average Net
     Assets(5)           .70%      .69%      .65%        .65%       .65%       .65%       .65%      .63%(6)       .50%       .50%(6)
                     ---------------------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets(5)          6.21%     5.53%     5.49%       6.02%      7.07%      8.09%      8.33%     7.34%(6)      6.97%      6.71%(6)
                     ---------------------------------------------------------------------------------------------------------------
    Portfolio
     Turnover
     Rate(7)              --        --       114%        113%        88%        88%       121%       68%          158%        41%
                     ---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Income Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                PERIOD FROM
                                                                                  JULY 6,
                                                          YEAR ENDED            1993(3) TO
                                                         OCTOBER 31,            OCTOBER 31,
                                                      1995          1994           1993
                                                    ---------------------------------------
Net Asset Value, Beginning of Year                  $   9.22      $  10.07      $ 10.00
                                                    ---------------------------------------
Income From Investment Operations
    Net Investment Income                                .66           .63          .19
    Net Gains or Losses on Securities (both
     realized and unrealized)                            .31          (.83)         .07
                                                    ---------------------------------------
      Total From Investment Operations                   .97          (.20)         .26
                                                    ---------------------------------------
Less Distributions
    Dividends (from net investment income)              (.56)         (.61)        (.19)
    Distributions (from capital gains)                    --          (.02)          --
    Tax return of capital                               (.10)         (.02)          --
                                                    ---------------------------------------
      Total Distributions                               (.66)         (.65)        (.19)
                                                    ---------------------------------------
Net Asset Value, End of Year                        $   9.53      $   9.22      $ 10.07
                                                    ---------------------------------------
Total Return+                                         +10.88%        -2.08%       +2.57%(4)
                                                    ---------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)           $   12.0      $   11.1      $   8.3
                                                    ---------------------------------------
    Ratio of Expenses to Average Net Assets(5)           .76%          .75%         .75%(6)
                                                    ---------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets(5)                                          7.03%         6.52%        6.02%(6)
                                                    ---------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Income Funds
1)The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2)Data for the year ended October 31, 1986 includes the combined operations of the Neuberger&Berman Government Money Fund and of Sentry Cash Management Fund
  for the period from the date of the merger of the two funds (March 3, 1986). The merger was accounted for under the purchase method of accounting.
3)The date investment operations commenced.
4)Not annualized.
5)After reimbursement of expenses by the administrator. Had the administrator not undertaken such action the annualized ratios to average daily net assets would have been:

                       YEAR ENDED OCTOBER
                               31,
GOVERNMENT MONEY       1988   1987   1986
------------------------------------------
Expenses                .83%   .90%   .95%
                       -------------------
Net Investment Income  5.69%  4.96%  5.60%
                       -------------------

  After reimbursement of expenses by the administrator as described in Note B of Notes to Financial Statements. Had the administrator not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                        PERIOD
                                                                        FROM
                                                                        APRIL
                                                                         12,
                                                                        1988
                                                                         TO
                                                                        OCTOBER
                                   YEAR ENDED OCTOBER 31,                31,
CASH RESERVES          1995   1994   1993   1992   1991   1990   1989   1988
-----------------------------------------------------------------------------
Expenses                .68%   .71%   .76%   .69%   .69%   .72%   .83%  1.03%
                       ------------------------------------------------------
Net Investment Income  5.27%  3.25%  2.52%  3.59%  5.96%  7.59%  8.52%  7.11%
                       ------------------------------------------------------

                                                                        PERIOD        PERIOD
                                                                        FROM          FROM
                                                                        MARCH         NOVEMBER
                                                                         1,            7,
                                                                        1988   YEAR   1986
                                                                         TO    ENDED   TO
                                                                        OCTOBER FEBRUARY FEBRUARY
                                   YEAR ENDED OCTOBER 31,                31,    29,    28,
ULTRA SHORT            1995   1994   1993   1992   1991   1990   1989   1988   1988   1987
-------------------------------------------------------------------------------------------
Expenses                .87%   .86%   .95%   .87%   .87%   .81%   .92%  .89%   .95%   1.50%
                       --------------------------------------------------------------------
Net Investment Income  5.22%  3.51%  3.79%  5.48%  6.75%  7.98%  8.79%  6.75%  6.27%  5.03%
                       --------------------------------------------------------------------

                                                                        PERIOD        PERIOD
                                                                        FROM          FROM
                                                                        MARCH         JUNE
                                                                         1,            9,
                                                                        1988   YEAR   1986
                                                                         TO    ENDED   TO
                                                                        OCTOBER FEBRUARY FEBRUARY
                                   YEAR ENDED OCTOBER 31,                31,    29,    28,
LIMITED MATURITY       1995   1994   1993   1992   1991   1990   1989   1988   1988   1987
-------------------------------------------------------------------------------------------
Expenses                .71%   .71%   .73%   .68%   .72%   .71%   .77%  .74%   .78%   1.50%
                       --------------------------------------------------------------------
Net Investment Income  6.20%  5.51%  5.42%  5.99%  7.00%  8.03%  8.21%  7.23%  6.69%  5.71%
                       --------------------------------------------------------------------

                                     PERIOD
                                     FROM
                                     JULY
                                      6,
                                     1993
                                      TO
                        YEAR ENDED   OCTOBER
                       OCTOBER 31,    31,
GOVERNMENT INCOME      1995   1994   1993
------------------------------------------
Expenses               2.29%  2.07%  2.50%
                       -------------------
Net Investment Income  5.50%  5.20%  4.27%
                       -------------------

6)Annualized.
7)Ultra Short and Limited Maturity transferred all of their investment securities into their respective Portfolios on July 2, 1993. After that date each Fund invested only in its corresponding Portfolio and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date no Fund had a portfolio turnover rate. Portfolio turnover rates for the periods ending after July 2, 1993 are included elsewhere in Neuberger&Berman Ultra Short Bond Portfolio's and Neuberger& Berman Limited Maturity Bond Portfolio's Financial Highlights.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (except Government Money
  Fund), total return would have been lower if Management had not reimbursed certain expenses.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of:
Neuberger&Berman Government Money Portfolio
Neuberger&Berman Cash Reserves Portfolio
Neuberger&Berman Ultra Short Bond Portfolio
Neuberger&Berman Limited Maturity Bond Portfolio and
Neuberger&Berman Government Income Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger&Berman Government Money Portfolio, Neuberger&Berman Cash Reserves Portfolio, Neuberger&Berman Ultra Short Bond Portfolio, Neuberger&Berman Limited Maturity Bond Portfolio, and Neuberger&Berman Government Income Portfolio, five of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
Boston, Massachusetts                                      /s/ ERNST & YOUNG LLP
December 1, 1995

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------
          Government Money Portfolio

                                              ANNUALIZED
PRINCIPAL                                   YIELD AT DATE
  AMOUNT                                     OF PURCHASE      VALUE(1)
----------                                  --------------  ------------
            U.S. TREASURY
            SECURITIES -- BACKED BY THE
            FULL FAITH AND CREDIT OF THE
            U.S. GOVERNMENT (99.6%)
$3,460,000  U.S. Treasury Bills, due
            11/2/95                             5.59%       $  3,459,478
17,845,000  U.S. Treasury Bills, due
            11/9/95                           5.56-5.59%      17,823,556
10,000,000  U.S. Treasury Notes, 9.50%,
            due 11/15/95                        5.70%         10,013,972
   240,000  U.S. Treasury Notes, 8.50%,
            due 11/15/95                        6.03%            240,218
23,730,000  U.S. Treasury Bills, due
            11/16/95                          5.57-5.59%      23,676,394
35,070,000  U.S. Treasury Bills, due
            11/24/95                          5.57-5.60%      34,948,304
 1,340,000  U.S. Treasury Bills, due
            11/30/95                          5.64-5.85%       1,333,962
10,000,000  U.S. Treasury Notes, 4.25%,
            due 11/30/95                        5.85%          9,987,606
 9,900,000  U.S. Treasury Bills, due
            12/7/95                           5.79-5.81%       9,844,875
14,265,000  U.S. Treasury Bills, due
            12/14/95                          5.48-5.81%      14,172,612
19,085,000  U.S. Treasury Bills, due
            1/4/96                            5.48-5.69%      18,901,937
 9,925,000  U.S. Treasury Bills, due
            1/11/96                           5.62-5.67%       9,818,908
 6,210,000  U.S. Treasury Notes, 9.25%,
            due 1/15/96                       5.71-5.74%       6,253,069
 4,350,000  U.S. Treasury Bills, due
            1/18/96                           5.40-5.65%       4,299,174
16,000,000  U.S. Treasury Bills, due
            1/25/96                             5.69%         15,793,733
10,670,000  U.S. Treasury Bills, due
            2/8/96                            5.43-5.70%      10,509,820
25,000,000  U.S. Treasury Notes, 8.875%,
            due 2/15/96                         5.65%         25,223,415
10,000,000  U.S. Treasury Bills, due
            2/22/96                             5.66%          9,829,558
 7,000,000  U.S. Treasury Bills, due
            2/29/96                             5.57%          6,875,400
 2,220,000  U.S. Treasury Bills, due
            3/7/96                              5.50%          2,178,453
10,000,000  U.S. Treasury Bills, due
            3/21/96                             5.49%          9,792,417
10,000,000  U.S. Treasury Bills, due
            4/4/96                              5.60%          9,768,792
   570,000  U.S. Treasury Bills, due
            4/11/96                             5.53%            556,380
 9,000,000  U.S. Treasury Notes, 9.375%,
            due 4/15/96                         5.60%          9,148,898
23,915,000  U.S. Treasury Bills, due
            4/18/96                           5.51-5.56%      23,317,414
19,200,000  U.S. Treasury Notes, 7.625%,
            due 4/30/96                         5.65%         19,381,000
                                                            ------------
            TOTAL U.S. TREASURY SECURITIES                   307,149,345
            Cash, receivables and other
            assets, less liabilities
            (0.4%)                                             1,335,741
                                                            ------------
            TOTAL NET ASSETS (100.0%)                       $308,485,086
                                                            ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(1)
----------                                  -----------  ---------  ------------
            BANKERS' ACCEPTANCES (2.6%)
$5,000,000  First National Bank of
            Chicago, 5.56%, due 3/5/96          P-1         A-1     $  4,903,472
 6,000,000  Republic National Bank, 5.48%,
            due 3/15/96                         P-1        A-1+        5,876,700
                                                                    ------------
            TOTAL BANKERS' ACCEPTANCES                                10,780,172
                                                                    ------------
            CORPORATE COMMERCIAL PAPER
            (65.4%)
 1,290,000  Emerson Electric Co., 5.73%,
            due 11/1/95                         P-1        A-1+        1,290,000
 5,000,000  Cargill, Inc., 5.67%, due
            11/6/95                             P-1        A-1+        4,996,063
10,000,000  Export Development Corp.,
            5.72%, due 11/7/95                  P-1        A-1+        9,990,467
 9,000,000  GTE North Inc., 5.71% & 5.75%,
            due 11/8/95 & 11/9/95               P-1        A-1+        8,989,170
10,000,000  du Pont (E. I.) de Nemours &
            Co., 5.58%, due 11/10/95            P-1        A-1+        9,986,050
 6,000,000  Hanson Finance (UK) PLC, 5.67%
            & 5.68%, due 11/6/95 &
            11/10/95                            P-1         A-1        5,994,638
 3,400,000  Lubrizol Corp., 5.74%, due
            11/13/95                            P-1        A-1+        3,393,495
 9,000,000  United Parcel Service of
            America, 5.70%, due 11/13/95        P-1        A-1+        8,982,900
 3,000,000  Colgate-Palmolive Co., 5.72%,
            due 11/15/95                        P-1         A-1        2,993,327
 5,000,000  Sara Lee Corp., 5.70%, due
            11/16/95                            P-1        A-1+        4,988,125
 7,000,000  BellSouth Telecommunications
            Inc., 5.72%, due 11/17/95           P-1        A-1+        6,982,204
10,000,000  Nalco Chemical Co., 5.73%, due
            11/22/95                            P-1         A-1        9,966,575
 5,000,000  Pitney Bowes Credit Corp.,
            5.64%, due 12/4/95                  P-1        A-1+        4,974,150
 6,000,000  Akzo Nobel America Inc.,
            5.70%, due 12/5/95                  P-1         A-1        5,967,700
10,000,000  Ameritech Capital Funding
            Corp., 5.55%, due 12/11/95          P-1        A-1+        9,938,333
 5,000,000  ENEL, Inc., 5.65%, due
            12/14/95                            P-1        A-1+        4,966,257
 9,800,000  National Australia Funding
            Delaware Inc., 5.645% & 5.69%,
            due 12/15/95 & 1/5/96               P-1        A-1+        9,715,515

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(1)
----------                                  -----------  ---------  ------------
$16,000,000 Swedish Export Credit Corp.,
            5.67%-5.71%, due
            12/5/95-1/5/96                      P-1        A-1+     $ 15,871,386
 6,000,000  Morgan Stanley Group Inc.,
            5.72%, due 1/12/96                  P-1        A-1+        5,931,360
10,000,000  Glaxo Wellcome PLC, 5.61% &
            5.70%, due 12/18/95 & 1/16/96       P-1        A-1+        9,903,213
 5,000,000  McKenna Triangle National
            Corp., 5.68%, due 1/19/96           P-1        A-1+        4,937,678
 5,760,000  AON Corp., 5.63%-5.81%, due
            11/7/95-1/23/96                     P-1        A-1+        5,712,892
 5,035,000  Finnish Export Credit Ltd.,
            5.71%, due 1/23/96                  P-1        A-1+        4,968,716
12,375,000  Queensland Treasury Corp.,
            5.66% & 5.70%, due 1/12/96 &
            1/24/96                             P-1        A-1+       12,224,214
 5,000,000  Southwestern Bell Capital
            Corp., 5.58%, due 1/24/96           P-1         A-1        4,934,900
 3,000,000  SmithKline Beecham Corp.,
            5.62%, due 1/30/96                  P-1         A-1        2,957,850
12,302,000  Norfolk Southern Corp., 5.65%
            & 5.68%, due 11/21/95 &
            1/31/96                             P-1        A-1+       12,204,188
 5,000,000  Abbey National North America
            Corp., 5.64%, due 2/1/96            P-1        A-1+        4,927,933
 3,000,000  Golden Peanut Co., 5.67%, due
            2/2/96                              P-1        A-1+        2,956,057
 2,000,000  Campbell Soup Co., 5.67%, due
            2/6/96                              P-1        A-1+        1,969,445
 5,000,000  Province of Alberta, Canada,
            5.58%, due 2/26/96                  P-1        A-1+        4,909,325
 4,000,000  American Express Credit Corp.,
            5.63%, due 3/1/96                   P-1         A-1        3,924,308
10,130,000  Canadian Wheat Board, 5.60%,
            due 11/27/95 & 3/8/96               P-1        A-1+       10,025,563
 8,000,000  Hitachi America, Ltd.,
            5.61%-5.75%, due
            11/30/95-3/15/96                    P-1        A-1+        7,914,676
 7,000,000  Lilly (Eli) & Co., 5.54%, due
            3/19/96                             P-1        A-1+        6,850,266

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(1)
----------                                  -----------  ---------  ------------
$20,000,000 Kingdom of Sweden,
            5.58%-5.70%, due
            1/31/96-3/22/96                     P-1        A-1+     $ 19,627,568
 6,000,000  Goldman Sachs Group, L.P.,
            5.60%, due 2/16/96 & 4/5/96         P-1        A-1+        5,862,022
 5,000,000  Ontario Hydro, Canada, 5.59%,
            due 4/9/96                          P-1        A-1+        4,875,778
                                                                    ------------
            TOTAL CORPORATE COMMERCIAL
            PAPER                                                    267,604,307
                                                                    ------------
            ADJUSTABLE RATE REVENUE BONDS
            (2.1%)
 4,300,000  Harris Co. (TX) Hlth. Fac.
            Dev. Corp. SCH Hlth. Care Sys.
            (Sisters of Charity of the
            Incarnate Word, Houston,
            Texas), Ser. 1993, 5.925%, due
            11/15/95                            P-1        A-1+        4,300,000
 4,400,000  Louisiana Pub. Fac. Au. SCH
            Hlth. Care Sys. (Sisters of
            Charity of the Incarnate Word,
            Houston, Texas), Ser. 1993,
            5.925%, due 11/15/95                P-1        A-1+        4,400,000
                                                                    ------------
            TOTAL ADJUSTABLE RATE REVENUE
            BONDS                                                      8,700,000
                                                                    ------------
            ASSET-BACKED SECURITIES (4.6%)
 5,000,000  CIESCO, L.P., 5.70%, due
            11/28/95                            P-1        A-1+        4,978,625
 9,000,000  Asset Securitization
            Cooperative Corp., 5.72% &
            5.73%, due 11/28/95 & 11/29/95      P-1        A-1+        8,960,390
 5,000,000  Corporate Receivables Corp.,
            5.70%, due 1/19/96                  P-1         A-1        4,937,458
                                                                    ------------
            TOTAL ASSET-BACKED SECURITIES                             18,876,473
                                                                    ------------
            TIME DEPOSITS (1.2%)
 5,000,000  Westdeutsche Landesbank
            Girozentrale, Grand Cayman
            Branch, 5.875%, due 12/12/95        P-1        A-1+        5,000,000
                                                                    ------------
            YANKEE CERTIFICATES OF DEPOSIT
            (13.5%)
10,000,000  Union Bank of Switzerland,
            Yankee C.D., 5.75%, due
            12/28/95                            P-1        A-1+       10,002,356
15,000,000  Societe Generale, Yankee C.D.,
            5.86% & 6.21%, due 11/6/95 &
            1/22/96                             P-1        A-1+       15,001,010

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(1)
----------                                  -----------  ---------  ------------
$5,000,000  Bank of Montreal, Yankee C.D.,
            5.79%, due 1/23/96                  P-1        A-1+     $  5,000,114
 5,000,000  Landesbank Hessen-Thueringen
            Girozentrale, Yankee C.D.,
            5.79%, due 1/26/96                  P-1        A-1+        5,000,118
10,000,000  Bank of Nova Scotia, Yankee
            C.D., 5.77% & 5.81%, due
            11/13/95 & 1/31/96                  P-1        A-1+       10,000,327
 5,000,000  Bayerische Hypotheken-und
            Wechsel-Bank, Yankee C.D.,
            5.78%, due 4/12/96                  P-1        A-1+        5,000,660
 5,000,000  Bayerische Landesbank
            Girozentrale, Yankee C.D.,
            5.95%, due 7/22/96                  P-1        A-1+        4,995,230
                                                                    ------------
            TOTAL YANKEE CERTIFICATES OF
            DEPOSIT                                                   54,999,815
                                                                    ------------
            MEDIUM-TERM NOTES (0.1%)
   500,000  Westdeutsche Landesbank
            Girozentrale, 6.75%, due
            3/13/96                             P-1        A-1+          501,396
                                                                    ------------
            U.S. GOVERNMENT AGENCY
            SECURITIES (10.1%)
   699,000  Federal Home Loan Mortgage
            Corp., Discount Notes, 5.85%,
            due 11/1/95                         AGY         AGY          699,000
10,000,000  Federal Home Loan Bank, 5.56%,
            due 2/14/96                         AGY         AGY        9,837,833
24,360,000  Student Loan Marketing
            Association, Floating Rate
            Notes, 5.65%-5.67%, due
            12/14/95-3/14/96                    AGY         AGY       24,360,000
 6,390,000  Federal National Mortgage
            Association, Discount Notes,
            5.44%-5.50%, due
            12/27/95-4/5/96                     AGY         AGY        6,291,606
                                                                    ------------
            TOTAL U.S. GOVERNMENT AGENCY
            SECURITIES                                                41,188,439
                                                                    ------------
            TOTAL INVESTMENTS (99.6%)                                407,650,602
            Cash, receivables and other
            assets, less liabilities
            (0.4%)                                                     1,580,749
                                                                    ------------
            TOTAL NET ASSETS (100.0%)                               $409,231,351
                                                                    ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

 PRINCIPAL                                         RATING(2)
  AMOUNT                                       MOODY'S       S&P       VALUE(3)
-----------                                  -----------  ---------  -------------
             U.S. TREASURY SECURITIES
             (3.0%)
 $3,000,000  U.S. Treasury Notes, 7.50%,
             due 1/31/97 (COST $3,014,956)       TSY         TSY     $   3,067,500
                                                                     -------------
             U.S. GOVERNMENT AGENCY
             SECURITIES (27.2%)
 2,000,000   Federal National Mortgage
             Association, Medium-Term
             Notes, 6.37%, due 11/14/95          AGY         AGY         2,000,760
 1,250,000   Chattanooga Valley Corp., TVA,
             Zero Coupon First Mortgage
             Bonds, due 1/1/96                   AGY         AGY         1,239,062
 3,000,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.84%, due
             2/28/96                             AGY         AGY         3,012,870
 4,000,000   Student Loan Marketing
             Association, Floating Rate
             Notes, 6.08%, due 7/1/96            AGY         AGY         4,004,800
 2,000,000   Federal Home Loan Bank, Bonds,
             Ser. CZ-1996, 5.10%, due
             7/8/96                              AGY         AGY         1,995,040
 1,300,000   Federal Home Loan Mortgage
             Corp., Notes, 7.555%, due
             2/10/97                             AGY         AGY         1,329,406
 3,000,000   Federal National Mortgage
             Association, Notes, 7.50%, due
             2/12/97                             AGY         AGY         3,013,020
   250,000   Federal Home Loan Bank,
             Floating Rate Notes, 4.933%,
             due 1/29/98                         AGY         AGY           244,063
   500,000   Federal Home Loan Bank,
             Floating Rate Notes, 4.958%,
             due 2/25/98                         AGY         AGY           488,125
 2,400,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.95%, due
             5/25/98                             AGY         AGY         2,401,584
 2,000,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.50%, due
             9/7/98                              AGY         AGY         2,000,620
 2,000,000   Federal Home Loan Bank, Bonds,
             Ser. TL-1998, 6.64%, due
             9/15/98                             AGY         AGY         2,010,120
 2,000,000   Federal Home Loan Bank, Bonds,
             Ser. IU-2000, 7.30%, due
             8/10/00                             AGY         AGY         2,002,780
 2,000,000   Federal Home Loan Mortgage
             Corp., Debentures, 6.98%, due
             9/13/00                             AGY         AGY         2,003,120
                                                                     -------------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES (COST $27,687,148)                              27,745,370
                                                                     -------------

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

 PRINCIPAL                                         RATING(2)
  AMOUNT                                       MOODY'S       S&P       VALUE(3)
-----------                                  -----------  ---------  -------------
             MORTGAGE-BACKED SECURITIES
             (11.1%)
FEDERAL HOME LOAN MORTGAGE CORP.
$   76,526   REMIC CMO, Ser. 1078-GA,
             6.50%, due 2/15/96                 AGY          AGY     $      76,402
   695,814   REMIC ARM CMO, Ser. 1270-F,
             6.2875%, due 5/15/97               AGY          AGY           695,660
    73,908   Mortgage Participation
             Certificates, 11.50%, due
             2/1/00 & 5/1/00                    AGY          AGY            78,384
 3,794,329   Gold Balloon Payment
             Certificates, 6.50%, due
             3/1/97-10/1/00                     AGY          AGY         3,817,792
   132,384   Mortgage Participation
             Certificates, 10.50%, due
             6/1/00-11/1/00                     AGY          AGY           138,846
 2,006,901   Gold Balloon Payment
             Certificates, 7.50%, due
             11/1/01                            AGY          AGY         2,048,162
   498,314   ARM Certificates, 6.875%, due
             12/1/16                            AGY          AGY           500,494
   653,136   ARM Certificates, 7.125%, due
             3/1/17                             AGY          AGY           656,402
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   285,596   REMIC Trust, Ser. 1991-30,
             Class 30-E, 8.50%, due 3/25/09     AGY          AGY           284,628
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 3,000,000   MIDGET Pass-Through
             Certificates, 7.50%, TBA, 15
             Year Maturity                      AGY          AGY         3,074,040
                                                                     -------------
             TOTAL MORTGAGE-BACKED
             SECURITIES (COST $11,342,429)                              11,370,810
                                                                     -------------
             ASSET-BACKED SECURITIES
             (15.5%)
    67,638   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1991-C,
             Class A, 5.70%, due 12/15/96       Aaa          AAA            67,618
 2,788,952   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1992-D,
             5.55%, due 5/15/97                 Aaa          AAA         2,786,442

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

 PRINCIPAL                                         RATING(2)
  AMOUNT                                       MOODY'S       S&P       VALUE(3)
-----------                                  -----------  ---------  -------------
 $ 227,719   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1992-F,
             Class A, 4.50%, due 9/15/97         Aaa         AAA     $     225,852
 1,220,575   Daimler-Benz Auto Grantor
             Trust, Ser. 1993-A, 3.90%, due
             10/15/98                            Aaa         AAA         1,203,853
   284,419   USAA Auto Loan Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1993-1,
             3.90%, due 3/15/99                  Aaa         AAA           280,949
 2,226,578   General Motors Acceptance
             Corp. Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1995-A,
             7.15%, due 3/15/00                  Aaa         AAA         2,258,062
 1,798,347   Ford Credit Grantor Trust,
             Ser. 1995-A, Class A, 5.90%,
             due 5/15/00                         Aaa         AAA         1,802,015
 4,300,000   Caterpillar Financial Asset
             Trust, Ser. 1995-A, Class A-2,
             6.10%, due 8/25/01                  Aaa         AAA         4,306,450
 2,901,142   Chase Manhattan Grantor Trust,
             Automobile Loan Pass-Through
             Certificates, Ser. 1995-A,
             6.00%, due 9/17/01                  Aaa         AAA         2,905,929
                                                                     -------------
             TOTAL ASSET-BACKED SECURITIES
             (COST $15,788,759)                                         15,837,170
                                                                     -------------
             BANKS & FINANCIAL INSTITUTIONS
             (11.9%)
 2,000,000   Citibank Canada, Domestic
             C.D., 7.62%, due 1/9/96             P-1         A-1         2,005,120
 3,000,000   Westdeutsche Landesbank
             Girozentrale, Medium-Term
             Notes, 6.75%, due 3/13/96           Aa2         AA+         3,009,690
 3,000,000   Trust Company Bank, Atlanta,
             Georgia, Medium-Term Bank
             Notes, 6.50%, due 3/21/96           Aa2         AA          3,008,610
 4,000,000   Deutsche Bank A.G., Yankee
             C.D., 7.498%, due 1/21/97           Aaa         AAA         4,065,480
                                                                     -------------
             TOTAL BANKS & FINANCIAL
             INSTITUTIONS (COST
             $12,038,032)                                               12,088,900
                                                                     -------------

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

 PRINCIPAL                                         RATING(2)
  AMOUNT                                       MOODY'S       S&P       VALUE(3)
-----------                                  -----------  ---------  -------------
             CORPORATE DEBT SECURITIES
             (16.2%)
 $4,000,000  Hanson Overseas B.V., Yankee
             Guaranteed Senior Notes,
             5.50%, due 1/15/96                  P-1         A-1     $   3,997,640
 4,000,000   USAA Capital Corp.,
             Medium-Term Notes, 4.70%, due
             3/4/96                              P-1        A-1+         3,951,200
 1,000,000   British Telecom Finance B.V.,
             Guaranteed Bonds, 7.625%, due
             9/30/96                             Aaa         AAA         1,015,040
 3,600,000   Toyota Motor Credit Corp.,
             Floating Rate Medium-Term
             Notes, 5.62%, due 6/13/97           Aaa         AAA         3,580,020
 4,000,000   du Pont (E.I.), de Nemours &
             Co., Medium-Term Notes, Ser.
             F, 6.04%, due 12/16/97              Aa3         AA-         4,002,000
                                                                     -------------
             TOTAL CORPORATE DEBT
             SECURITIES (COST $16,597,254)                              16,545,900
                                                                     -------------
             CORPORATE COMMERCIAL PAPER
             (18.2%)
 4,500,000   Marsh & McLennan Cos., Inc.,
             5.87%, due 11/1/95                  P-1        A-1+         4,500,000
 3,270,000   Oklahoma Gas & Electric Co.,
             5.85%, due 11/1/95                  P-1        A-1+         3,270,000
 4,000,000   Ford Motor Credit Co., 5.73%,
             due 11/2/95                         P-1         A-1         3,999,364
 3,000,000   Eksportfinans A/S, 5.75%, due
             11/6/95                             P-1        A-1+         2,997,604
 3,840,000   Cargill, Inc., 5.70%, due
             11/20/95                            P-1        A-1+         3,828,448
                                                                     -------------
             TOTAL CORPORATE COMMERCIAL
             PAPER (COST $18,595,416)                                   18,595,416(4)
                                                                     -------------
             TOTAL INVESTMENTS (103.1%)
             (COST $105,063,994)                                       105,251,066(5)
             Liabilities, less cash,
             receivables and other assets
             [(3.1%)]                                                   (3,185,460)
                                                                     -------------
             TOTAL NET ASSETS (100.0%)                               $ 102,065,606
                                                                     -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(3)
----------                                  -----------  ---------  ------------
            U.S. TREASURY SECURITIES
            (36.4%)
$1,500,000  U.S. Treasury Notes, 6.75%,
            due 5/31/97                         TSY         TSY     $  1,524,555
 1,820,000  U.S. Treasury Notes, 7.375%,
            due 11/15/97                        TSY         TSY        1,879,587
11,660,000  U.S. Treasury Notes, 7.25%,
            due 2/15/98                         TSY         TSY       12,046,296
36,835,000  U.S. Treasury Notes, 6.50%,
            due 4/30/99                         TSY         TSY       37,698,780
15,865,000  U.S. Treasury Notes, 7.75%,
            due 1/31/00                         TSY         TSY       17,003,314
 3,500,000  U.S. Treasury Notes, 6.75%,
            due 4/30/00                         TSY         TSY        3,626,350
41,660,000  U.S. Treasury Notes, 6.25%,
            due 5/31/00                         TSY         TSY       42,376,552
                                                                    ------------
            TOTAL U.S. TREASURY SECURITIES
            (COST $114,072,254)                                      116,155,434
                                                                    ------------
            U.S. GOVERNMENT AGENCY
            SECURITIES (10.6%)
   765,000  Federal Home Loan Mortgage
            Corp., Discount Notes, 5.63%,
            due 11/13/95                        AGY         AGY          763,447
17,545,000  Federal National Mortgage
            Association, Discount Notes,
            5.61%, due 11/17/95                 AGY         AGY       17,498,330
 6,860,000  Federal Home Loan Mortgage
            Corp., Discount Notes, 5.64%,
            due 11/20/95                        AGY         AGY        6,838,528
 6,685,000  Federal Farm Credit Bank,
            Discount Notes, 5.58%, due
            12/7/95                             AGY         AGY        6,646,561
 2,210,000  Federal National Mortgage
            Association, Discount Notes,
            5.58%, due 12/7/95                  AGY         AGY        2,197,293
                                                                    ------------
            TOTAL U.S. GOVERNMENT AGENCY
            SECURITIES (COST $33,949,765)                             33,944,159
                                                                    ------------
            MORTGAGE-BACKED SECURITIES
            (4.7%)
FEDERAL HOME LOAN MORTGAGE CORP.
   267,284  Mortgage Participation
            Certificates, 10.50%, due
            10/1/00 & 12/1/00                   AGY         AGY          280,333
   838,834  Mortgage Participation
            Certificates, 8.50%, due
            10/1/01                             AGY         AGY          861,692
   302,559  ARM Certificates, 7.00%, due
            1/1/17                              AGY         AGY          303,883
 1,079,173  ARM Certificates, 7.125%, due
            2/1/17 & 3/1/17                     AGY         AGY        1,084,439
   467,213  ARM Certificates, 7.25%, due
            10/1/17                             AGY         AGY          474,222

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(3)
----------                                  -----------  ---------  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
$  393,211  Balloon Payment, Certificates,
            9.00%, due 3/1/97-8/1/98           AGY          AGY     $    404,886
   426,843  Balloon Payment, Certificates,
            8.50%, due 9/1/97-11/1/98          AGY          AGY          438,581
 1,289,858  Mortgage Participation
            Certificates, 7.00%, due
            9/1/03                             AGY          AGY        1,307,258
 1,008,907  REMIC Floating Rate CMO, Ser.
            1992-59F, 6.30625%, due
            8/25/06                            AGY          AGY        1,010,259
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   246,557  Pass-Through Certificates,
            12.00%, due 5/15/12-3/15/15        AGY          AGY          281,075
 6,028,694  Pass-Through Certificates,
            10.00%, due 9/15/15-6/15/20        AGY          AGY        6,584,479
 1,749,174  Pass-Through Certificates,
            9.50%, due 8/15/09-4/15/22         AGY          AGY        1,869,429
                                                                    ------------
            TOTAL MORTGAGE-BACKED
            SECURITIES (COST $14,687,575)                             14,900,536
                                                                    ------------
            ASSET-BACKED SECURITIES
            (10.8%)
   336,509  General Motors Acceptance
            Corp. Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1991-C,
            Class A, 5.70%, due 12/15/96       Aaa          AAA          336,408
   298,635  General Motors Acceptance
            Corp. Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1992-D,
            5.55%, due 5/15/97                 Aaa          AAA          298,366
   561,438  Nissan Auto Receivables
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1992-B, 4.30%, due
            9/15/97                            Aaa          AAA          556,497
   506,222  World Omni Financial Corp.
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1992-A, 4.75%, due
            1/15/98                            Aaa          AAA          502,932
   824,461  Volvo Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1992-A,
            4.65%, due 6/15/98                 Aaa          AAA          817,453
 2,441,151  Daimler-Benz Auto Grantor
            Trust, Ser. 1993-A, 3.90%, due
            10/15/98                           Aaa          AAA        2,407,707

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(3)
----------                                  -----------  ---------  ------------
$2,237,684  Premier Auto Trust, Ser.
            1993-3, Class A-3, 4.90%, due
            12/15/98                            Aaa         AAA     $  2,215,307
 3,000,000  Ford Credit Master Trust,
            Automobile Loan Certificates,
            Ser. 1992-1, 6.875%, due
            1/15/99                             Aaa         AAA        3,046,650
 5,000,000  Ford Credit Auto Loan Master
            Trust, Automobile Loan
            Certificates, Ser. 1992-2,
            7.375%, due 4/15/99                 Aaa         AAA        5,121,250
 2,953,121  Case Equipment Loan Trust,
            Ser. 1993-B, Class A-1, 4.30%,
            due 5/15/99                         Aaa         AAA        2,930,973
 5,711,365  Nissan Auto Receivables
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1994-A, Class A, 6.45%,
            due 9/15/99                         Aaa         AAA        5,744,148
 3,447,229  Case Equipment Loan Trust,
            Ser. 1995-A, 7.30%, due
            3/15/02                             Aaa         AAA        3,508,797
 7,000,000  NationsBank Credit Card Master
            Trust, Ser. 1995-1, Class A,
            6.45%, due 4/15/03                  Aaa         AAA        7,095,340
                                                                    ------------
            TOTAL ASSET-BACKED SECURITIES
            (COST $34,382,356)                                        34,581,828
                                                                    ------------
            BANKS & FINANCIAL INSTITUTIONS
            (13.5%)
 5,000,000  Union Bank of Finland Ltd.,
            Global Notes, 5.25%, due
            6/15/96                             A2          BBB        4,976,950
 5,000,000  State Bank of New South Wales,
            Eurodollar Notes, 8.50%, due
            7/1/96                              Aa2         AA         5,078,100
10,000,000  Society National Bank, Bank
            Notes, 6.875%, due 10/15/96         Aa3          A        10,089,200
 5,000,000  BankAmerica Corp., Medium-Term
            Notes, 6.875%, due 11/20/97         A2          A+         5,078,100
10,000,000  Chemical Banking Corp.,
            Corporate Notes, 6.625%, due
            1/15/98                             A2           A        10,098,200
 8,000,000  First USA Bank, Medium-Term
            Deposit Notes, 6.375%, due
            10/23/00                           Baa2        BBB-        7,947,840
                                                                    ------------
            TOTAL BANKS & FINANCIAL
            INSTITUTIONS (COST
            $43,740,452)                                              43,268,390
                                                                    ------------

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

PRINCIPAL                                         RATING(2)
  AMOUNT                                      MOODY'S       S&P       VALUE(3)
----------                                  -----------  ---------  ------------
            CORPORATE DEBT SECURITIES
            (23.0%)
$3,000,000  General Electric Capital
            Corp., Medium-Term Notes,
            8.67%, due 12/15/95                 Aaa         AAA     $  3,009,540
 5,000,000  Hanson Overseas B.V., Yankee
            Guaranteed Senior Notes,
            5.50%, due 1/15/96                  A2          A+         4,997,050
10,000,000  Chrysler Financial Corp.,
            Corporate Notes, 6.00%, due
            4/15/96                             A3          A-         9,998,300
 8,000,000  Discover Credit Corp.,
            Medium-Term Notes, 7.97%, due
            5/7/97                              A2          BBB        8,234,000
 9,000,000  P.H. Glatfelter Co., Corporate
            Notes, 5.875%, due 3/1/98          Baa2        BBB+        8,861,220
 3,000,000  Ford Motor Credit Co.,
            Medium-Term Notes, 9.10%, due
            5/4/98                              A1          A+         3,203,820
 5,600,000  Tenneco Inc., Medium-Term
            Notes, 10.00%, due 8/1/98          Baa2        BBB-        6,097,560
 5,975,000  News America Holdings Inc.,
            Senior Notes, 9.125%, due
            10/15/99                           Baa3         BBB        6,466,324
 5,000,000  Xerox Credit Corp.,
            Medium-Term Notes, 6.84%, due
            6/1/00                              A2           A         5,033,850
 1,750,000  Sears Roebuck Acceptance
            Corp., Medium-Term Notes, Ser.
            I, 6.42%, due 10/10/00              A2          BBB        1,754,305
 5,000,000  Sears Roebuck Acceptance
            Corp., Medium-Term Notes, Ser.
            I, 6.40%, due 10/11/00              A2          BBB        5,000,000
 5,200,000  General Motors Acceptance
            Corp., Medium-Term Notes,
            8.125%, due 3/1/01                  A3          A-         5,564,052
 5,000,000  Rhone Poulenc S.A., Yankee
            Bonds, 7.75%, due 1/15/02          Baa2        BBB+        5,288,450
                                                                    ------------
            TOTAL CORPORATE DEBT
            SECURITIES (COST $74,705,527)                             73,508,471
                                                                    ------------
            TOTAL INVESTMENTS (99.0%)
            (COST $315,537,929)                                      316,358,818(5)
            Cash, receivables and other
            assets, less liabilities
            (1.0%)                                                     3,287,063
                                                                    ------------
            TOTAL NET ASSETS (100.0%)                               $319,645,881
                                                                    ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Income Portfolio

 PRINCIPAL                                        RATING(2)
  AMOUNT                                      MOODY'S      S&P      VALUE(3)
-----------                                  ---------  ---------  -----------
             U.S. TREASURY SECURITIES
             (57.4%)
 $1,200,000  U.S. Treasury Notes, 5.625%,
             due 8/31/97                        TSY        TSY     $ 1,199,784
   525,000   U.S. Treasury Notes, 6.75%,
             due 6/30/99                        TSY        TSY         541,716
 2,150,000   U.S. Treasury Notes, 6.25%,
             due 8/31/00                        TSY        TSY       2,193,236
   850,000   U.S. Treasury Notes, 6.375%,
             due 8/15/02                        TSY        TSY         872,168
   260,000   U.S. Treasury Notes, 6.50%,
             due 5/15/05                        TSY        TSY         268,978
 1,880,000   U.S. Treasury Bonds, 6.25%,
             due 8/15/23                        TSY        TSY       1,837,418
                                                                   -----------
             TOTAL U.S. TREASURY SECURITIES
             (COST $6,893,547)                                       6,913,300
                                                                   -----------
             U.S. GOVERNMENT AGENCY
             SECURITIES (9.3%)
    25,000   Federal National Mortgage
             Association, Discount Notes,
             5.57%, due 11/8/95                 AGY        AGY          24,969
   100,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.55%,
             due 11/9/95                        AGY        AGY          99,859
   200,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.60%,
             due 11/15/95                       AGY        AGY         199,532
   700,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.63%,
             due 11/20/95                       AGY        AGY         697,809
   100,000   Federal National Mortgage
             Association, Discount Notes,
             5.62%, due 11/20/95                AGY        AGY          99,687
                                                                   -----------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES (COST $1,122,038)                            1,121,856
                                                                   -----------
             MORTGAGE-BACKED SECURITIES
             (40.7%)
   250,000   Nomura Asset Securities Corp.
             Pass-Through Certificates
             REMIC CMO, Ser. 1995 MDIII,
             Class A-4, 9.0143%, due 3/4/20   BBB(6)       BBB         264,900
FEDERAL HOME LOAN MORTGAGE CORP.
    35,440   Multiclass Mortgage
             Participation Certificates
             Inverse Floater, Ser. 1139S,
             13.64%, due 9/15/96                AGY        AGY          35,748
   110,625   Multiclass Mortgage
             Participation Certificates
             Inverse Floater, Ser. 1549L,
             6.3795%, due 7/15/08               AGY        AGY          77,869

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Government Income Portfolio (Cont'd)

 PRINCIPAL                                        RATING(2)
  AMOUNT                                      MOODY'S      S&P      VALUE(3)
-----------                                  ---------  ---------  -----------
 $ 219,002   REMIC CMO, Ser. 1658, Class
             AG, 10.00%, due 4/15/21            AGY        AGY     $   238,565
   562,985   Gold Mortgage Participation
             Certificates, 8.50%, due
             10/1/24                            AGY        AGY         583,591
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 3,603,141   REMIC CMO, Interest Only
             Strip, Ser. 1994 M1, Yielding
             7.00%, due 10/25/03                AGY        AGY         168,987
   422,327   Mortgage Participation
             Certificates, 9.50%, due
             7/1/12                             AGY        AGY         444,111
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   392,578   Pass-Through Certificates,
             8.20%, due 1/15/19                 AGY        AGY         405,360
 1,875,253   Pass-Through Certificates,
             8.00%, due 2/15/23                 AGY        AGY       1,930,236
   745,000   ARM Certificates, 6.00%, TBA,
             30 Year Maturity                   AGY        AGY         746,415
                                                                   -----------
             TOTAL MORTGAGE-BACKED
             SECURITIES (COST $4,914,691)                            4,895,782
                                                                   -----------
             TOTAL INVESTMENTS (107.4%)
             (COST $12,930,276)                                     12,930,938(5)
             Liabilities, less cash,
             receivables and other assets
             [(7.4%)]                                                 (892,220)
                                                                   -----------
             TOTAL NET ASSETS (100.0%)                             $12,038,718
                                                                   -----------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1995

----------------------------------------------------------------------

          Income Managers Trust
1)Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
2)Credit ratings are unaudited.
3)Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. Short-term investments with less than sixty days until maturity at the time of purchase are valued at amortized cost which, when combined with interest earned, approximates market value.
4)At cost, which approximates market value.
5)At October 31, 1995, selected Portfolio information on a Federal income tax basis was as follows:

                                                                         GROSS            GROSS
                                                                      UNREALIZED       UNREALIZED     NET UNREALIZED
NEUBERGER&BERMAN                                        COST         APPRECIATION     DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                          $ 105,063,994       $  278,835       $   91,763       $ 187,072

LIMITED MATURITY BOND PORTFOLIO                       315,537,929        2,903,244        2,082,355         820,889

GOVERNMENT INCOME PORTFOLIO                            12,930,276           62,840           62,178             662

6)Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.

SEE NOTES TO FINANCIAL STATEMENTS

                  (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT        CASH
                                                        MONEY        RESERVES
                                                      PORTFOLIO      PORTFOLIO
                                                    ----------------------------
ASSETS
      Investments in securities, at value* (Note
        A) -- see Schedule of Investments           $307,149,345   $ 407,650,602
      Cash                                               127,310         386,948
      Deferred organization costs (Note A)                14,052          12,376
      Interest receivable                              1,310,741       1,310,223
      Prepaid expenses and other assets                   16,402          18,776
      Receivable for securities sold                          --              --
                                                    ----------------------------
                                                     308,617,850     409,378,925
                                                    ----------------------------
LIABILITIES
      Net payable for forward foreign currency
        contracts purchased (Note C)                          --              --
      Payable for securities purchased                        --              --
      Payable to investment manager (Note B)              70,956          83,698
      Accrued expenses                                    61,808          63,876
                                                    ----------------------------
                                                         132,764         147,574
                                                    ----------------------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                           $308,485,086   $ 409,231,351
                                                    ----------------------------
NET ASSETS consist of:
      Paid-in capital                               $308,485,086   $ 409,231,351
      Net unrealized appreciation in value of
        investments and translation of assets and
        liabilities in foreign
        currencies                                            --              --
                                                    ----------------------------
NET ASSETS                                          $308,485,086   $ 409,231,351
                                                    ----------------------------
*Cost of investments                                $307,149,345   $ 407,650,602
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1995
----------------------------------------------------------------------
          Income Managers Trust

                                                                      LIMITED
                                                     ULTRA SHORT     MATURITY      GOVERNMENT
                                                        BOND           BOND          INCOME
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    -------------------------------------------
ASSETS
Investments in securities, at value* (Note
  A) -- see Schedule of Investments                 $105,251,066   $316,358,818   $ 12,930,938
Cash                                                       3,022        3,646           30,025
Deferred organization costs (Note A)                       5,111       14,130            8,344
Interest receivable                                    1,157,801    3,412,423          118,703
Prepaid expenses and other assets                          3,915       18,330            2,285
Receivable for securities sold                            29,782       70,695        1,825,392
                                                    -------------------------------------------
                                                     106,450,697   319,878,042      14,915,687
                                                    -------------------------------------------
LIABILITIES
Net payable for forward foreign currency contracts
  purchased (Note C)                                          --       93,371               --
Payable for securities purchased                       4,313,772           --        2,840,455
Payable to investment manager (Note B)                    22,823       68,732            3,690
Accrued expenses                                          48,496       70,058           32,824
                                                    -------------------------------------------
                                                       4,385,091      232,161        2,876,969
                                                    -------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                           $102,065,606   $319,645,881   $ 12,038,718
                                                    -------------------------------------------
NET ASSETS consist of:
Paid-in capital                                     $101,878,534   $318,918,363   $ 12,038,056
Net unrealized appreciation in value of
  investments and translation of assets and
  liabilities in foreign
  currencies                                             187,072      727,518              662
                                                    -------------------------------------------
NET ASSETS                                          $102,065,606   $319,645,881   $ 12,038,718
                                                    -------------------------------------------
*Cost of investments                                $105,063,994   $315,537,929   $ 12,930,276
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                    GOVERNMENT       CASH
                                                       MONEY       RESERVES
                                                     PORTFOLIO    PORTFOLIO
                                                    -------------------------
INVESTMENT INCOME
    Interest income                                 $16,782,852  $20,224,570
                                                    -------------------------
    Expenses:
      Investment management fee (Note B)               745,052       852,207
      Accounting fees                                   10,000        10,000
      Amortization of deferred organization and
        initial offering expenses (Note A)               5,244         4,621
      Auditing fees                                     23,000        24,199
      Custodian fees                                    95,424       117,277
      Insurance expense                                  9,291        13,991
      Legal fees                                         9,354        11,141
      Trustees' fees and expenses                       27,965        31,250
      Miscellaneous                                         58           384
                                                    -------------------------
        Total expenses                                 925,388     1,065,070
                                                    -------------------------
        Net investment income                       15,857,464    19,159,500
                                                    -------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS, AND
FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) on investments sold         3,836        (2,998)
    Net realized loss on financial futures
      contracts (Note A)                                    --            --
    Net realized gain (loss) on foreign currency
      transactions (Note A)                                 --            --
    Change in net unrealized appreciation
      (depreciation) of investments and
      translation of assets and liabilities in
      foreign currencies                                    --            --
    Change in net unrealized depreciation of
      financial futures contracts (Note A)                  --            --
                                                    -------------------------
        Net gain (loss) on investments, financial
          futures contracts, and foreign currency
          transactions                                   3,836        (2,998)
                                                    -------------------------
        Net increase in net assets resulting from
          operations                                $15,861,300  $19,156,502
                                                    -------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1995
----------------------------------------------------------------------
          Income Managers Trust

                                                    ULTRA SHORT    LIMITED MATURITY     GOVERNMENT
                                                        BOND             BOND             INCOME
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------------------------------------
INVESTMENT INCOME
    Interest income                                 $ 5,565,725      $  21,191,050     $    823,705
                                                    ------------------------------------------------
    Expenses:
      Investment management fee (Note B)                229,072            769,332           37,063
      Accounting fees                                    10,000             10,000           10,000
      Amortization of deferred organization and
        initial offering expenses (Note A)                1,905              5,292            3,112
      Auditing fees                                      22,700             24,200           21,200
      Custodian fees                                     71,591            157,808           18,416
      Insurance expense                                   4,806             14,614              480
      Legal fees                                         13,291             13,476           14,721
      Trustees' fees and expenses                        12,434             31,913            5,688
      Miscellaneous                                         111                382               14
                                                    ------------------------------------------------
        Total expenses                                  365,910          1,027,017          110,694
                                                    ------------------------------------------------
        Net investment income                         5,199,815         20,164,033          713,011
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS, AND
FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) on investments sold       (331,171)        (3,720,375)         (53,117)
    Net realized loss on financial futures
      contracts (Note A)                                     --                 --           (1,779)
    Net realized gain (loss) on foreign currency
      transactions (Note A)                                  --             94,670         (118,562)
    Change in net unrealized appreciation
      (depreciation) of investments and
      translation of assets and liabilities in
      foreign currencies                                842,011          9,091,942          497,830
    Change in net unrealized depreciation of
      financial futures contracts (Note A)                   --                 --            1,187
                                                    ------------------------------------------------
        Net gain (loss) on investments, financial
          futures contracts, and foreign currency
          transactions                                  510,840          5,466,237          325,559
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $ 5,710,655      $  25,630,270     $  1,038,570
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  GOVERNMENT                CASH RESERVES
                                               MONEY PORTFOLIO                PORTFOLIO
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
                                              1995          1994          1995          1994
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $ 15,857,464  $  7,472,586  $ 19,159,500  $ 10,536,037
    Net realized gain (loss) on
      investments sold, financial
      futures contracts, and foreign
      currency transactions                      3,836         1,195        (2,998)      (11,545)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies                                    --            --            --            --
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations      15,861,300     7,473,781    19,156,502    10,524,492
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                              642,711,316   261,107,441   331,244,608   308,616,604
    Reductions                            (601,644,238) (294,693,206) (253,130,982) (280,432,476)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests    41,067,078   (33,585,765)   78,113,626    28,184,128
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       56,928,378   (26,111,984)   97,270,128    38,708,620
NET ASSETS:
    Beginning of year                      251,556,708   277,668,692   311,961,223   273,252,603
                                          ------------------------------------------------------
    End of year                           $308,485,086  $251,556,708  $409,231,351  $311,961,223
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                 ULTRA SHORT               LIMITED MATURITY               GOVERNMENT
                                                BOND PORTFOLIO              BOND PORTFOLIO             INCOME PORTFOLIO
                                                     Year                        Year                        Year
                                                    Ended                       Ended                       Ended
                                                 October 31,                 October 31,                 October 31,
                                              1995          1994          1995          1994          1995          1994
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $  5,199,815  $  4,274,305  $ 20,164,033  $ 19,589,439  $    713,011  $    711,778
    Net realized gain (loss) on
      investments sold, financial
      futures contracts, and foreign
      currency transactions                   (331,171)   (1,368,777)   (3,625,705)   (4,909,960)     (173,458)     (528,076)
    Change in net unrealized
      appreciation (depreciation) of
      investments, financial futures
      contracts, and translation of
      assets and liabilities in foreign
      currencies                               842,011      (608,217)    9,091,942   (13,672,095)      499,017      (494,021)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations       5,710,655     2,297,311    25,630,270     1,007,384     1,038,570      (310,319)
                                          ----------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                               37,399,892    34,813,829    42,386,132    58,828,899     3,842,596    11,131,499
    Reductions                             (43,020,643)  (39,468,962)  (64,495,000) (101,591,060)   (3,955,940)   (7,841,890)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests    (5,620,751)   (4,655,133)  (22,108,868)  (42,762,161)     (113,344)    3,289,609
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           89,904    (2,357,822)    3,521,402   (41,754,777)      925,226     2,979,290
NET ASSETS:
    Beginning of year                      101,975,702   104,333,524   316,124,479   357,879,256    11,113,492     8,134,202
                                          ----------------------------------------------------------------------------------
    End of year                           $102,065,606  $101,975,702  $319,645,881  $316,124,479  $ 12,038,718  $ 11,113,492
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1995

----------------------------------------------------------------------

          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Portfolio ("Government Money"), Neuberger&Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short"), Neuberger& Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger&Berman Government Income Portfolio ("Government Income") (collectively, the "Portfolios") are separate series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investments are valued as indicated in the notes following the Portfolios' schedule of investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and Government Income may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease their exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolios have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to the contracts were unable to meet the terms of its contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.

5) FINANCIAL FUTURES CONTRACTS: Ultra Short, Limited Maturity, and Government Income may buy and sell financial futures contracts to hedge against the effects  of fluctuations  in interest rates.  At the time  a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause a Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income. During the year ended October 31, 1995, Government Income entered into financial futures contracts. There were no open positions in financial futures contracts at October 31, 1995.
6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of
   Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1995, the unamortized balance of such expenses amounted to $14,052, $12,376, $5,111, $14,130, and $8,344 for Government Money, Cash Reserves, Ultra Short, Limited Maturity, and Government Income, respectively.

9) EXPENSE ALLOCATION: The Portfolios bear all costs of operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where another more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement dated as of July 2, 1993. For such investment management services, each Portfolio (except Government Income) pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion. Government Income pays Management a fee for investment management services at the annual rate of .35% of the first $500 million of that Portfolio's average daily net assets, .325% of the next $500 million, .30% of the next $500 million, .275% of the next $500 million, and .25% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/ or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement included in its custodian contract. The impact of this arrangement on each Portfolio's custodian expense, reflected in the Statement of Operations, is less than .01% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1995, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                     PURCHASES         SALES
-------------------------------------------------------------------------------
ULTRA SHORT                                         $96,063,202     $83,116,696
LIMITED MATURITY                                    247,265,437     246,364,411
GOVERNMENT INCOME                                    30,109,213      30,856,833

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the year ended October 31, 1995, Limited Maturity entered into various contracts to deliver currencies at specified future dates. At October 31, 1995, Limited Maturity had the following open contract:

                                                                     NET
               CONTRACTS    IN EXCHANGE   SETTLEMENT             UNREALIZED
   SALES      TO DELIVER        FOR         DATE       VALUE    DEPRECIATION
-----------------------------------------------------------------------------
  Canadian
  Dollars      7,000,000     $5,105,949   11/15/95   $5,199,320   $  93,371

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                          GOVERNMENT                     CASH RESERVES                     ULTRA SHORT
                                       MONEY PORTFOLIO                     PORTFOLIO                      BOND PORTFOLIO
                                                      Period                           Period                           Period
                                                       from                             from                             from
                                                     July 2,                          July 2,                          July 2,
                                                       1993                             1993                             1993
                                                    (Commencement                    (Commencement                    (Commencement
                                                        of                               of                               of
                                                    Operations)                      Operations)                      Operations)
                                   Year Ended       to October      Year Ended       to October      Year Ended       to October
                                   October 31,         31,          October 31,         31,          October 31,         31,
                                 1995      1994        1993       1995      1994        1993       1995      1994        1993
                                ------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                        .31%      .33%     .32%(1)       .31%      .32%     .34%(1)       .40%      .38%     .40%(1)
                                ------------------------------------------------------------------------------------------------
    Net Investment Income          5.32%     3.38%    2.82%(1)      5.62%     3.63%    2.88%(1)      5.67%     3.98%    4.00%(1)
                                ------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              --        --       --            --        --       --           148%       94%      46%
                                ------------------------------------------------------------------------------------------------
Net Assets, End of Year (in
 millions)                       $308.5    $251.6   $277.7        $409.2    $312.0   $273.3        $102.1    $102.0   $104.3
                                ------------------------------------------------------------------------------------------------

1) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                       LIMITED MATURITY                    GOVERNMENT
                                        BOND PORTFOLIO                  INCOME PORTFOLIO
                                                      Period                           Period
                                                       from                             from
                                                     July 2,                          July 6,
                                                       1993                             1993
                                                    (Commencement                    (Commencement
                                                        of                               of
                                                    Operations)                      Operations)
                                   Year Ended       to October      Year Ended       to October
                                   October 31,         31,          October 31,         31,
                                 1995      1994        1993       1995      1994        1993
                                ---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                        .33%      .34%     .33%(1)      1.05%      .93%    2.85%(1)
                                ---------------------------------------------------------------
    Net Investment Income          6.55%     5.86%    5.53%(1)      6.73%     6.34%    3.98%(1)
                                ---------------------------------------------------------------
Portfolio Turnover Rate              88%      102%      71%          288%      263%     119%
                                ---------------------------------------------------------------
Net Assets, End of Year (in
 millions)                       $319.6    $316.1   $357.9         $12.0     $11.1     $8.1
                                ---------------------------------------------------------------

1) Annualized.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, L.P.
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
800-225-1596

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
OFFICERS AND TRUSTEES
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE

Theresa A. Havell
 PRESIDENT AND TRUSTEE

John Cannon
 TRUSTEE

Charles DeCarlo
 TRUSTEE

Barry Hirsch
 TRUSTEE

Robert A. Kavesh
 TRUSTEE

Harold R. Logan
 TRUSTEE

William E. Rulon
 TRUSTEE

Candace L. Straight
 TRUSTEE

Daniel J. Sullivan
 VICE PRESIDENT

Michael J. Weiner
 VICE PRESIDENT

Richard Russell
 TREASURER

Claudia A. Brandon
 SECRETARY

Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, Neuberger&Berman Ultra Short Bond Fund, Neuberger&Berman Limited Maturity Bond Fund, and Neuberger&Berman Government Income Fund are service marks of Neuberger&Berman Management Inc.
-C- 1995 Neuberger&Berman Management Inc.

                 (This page has been left blank intentionally.)

NEUBERGER&BERMAN MANAGEMENT INC.

         605 THIRD AVENUE  2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700
         INSTITUTIONAL SERVICES
         800.366.6264



       Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

           PRINTED ON RECYCLED PAPER
       [recycle logo]
           WITH SOY BASED INKS                               NBIFAR001095